FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about finance costs [Line Items]
Interest expense	$ 387	$ 366
Amortization of debt issue costs	1	1
Interest on lease liabilities	5	4
Loss on interest rate hedges	1	1
Interest capitalized	(42)	(29)
Accretion expense	87	66
Gain on debt extinguishment	0	(14)
Finance income	(269)	(94)
Total	170	301
Interest paid, classified as operating activities	$ 300	$ 305
Capitalisation rate of borrowing costs eligible for capitalisation	6.60%	6.20%